Assets subject to lien and assets acquired through foreclosures - Assets subjected to lien (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 17,395,551	₩ 14,797,621
Due from banks in local currency
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 1,500	₩ 1,500
Collateral given to		Daishin AMC Co.,Ltd. and others	Daishin AMC Co.,Ltd. and others
Reason for collateral		Right of pledge	Right of pledge
Korean treasury and government bonds and others
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 470	₩ 473
Collateral given to		Korea Securities Depository	Korea Securities Depository
Reason for collateral	[1]	Related to bonds sold under repurchase agreements(*)	Related to bonds sold under repurchase agreements(*)
Korean treasury and government bonds and others
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 248,009	₩ 259,835
Collateral given to		Nonghyup bank and others	Kookmin bank and others
Reason for collateral	[1]	Related to bonds sold under repurchase agreements	Related to bonds sold under repurchase agreements
Land and building
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 1,910	₩ 5,676
Collateral given to		Credit Counselling & Recovery Service and others	Credit Counselling & Recovery Service and others
Reason for collateral		Right to collateral and others	Right to collateral and others
Korean financial institutions' debt securities and others
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 3,666,849	₩ 1,621,941
Collateral given to		The BOK and others	The BOK and others
Reason for collateral		Settlement risk and others	Settlement risk and others
Korean treasury and government bonds and others
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 179,079	₩ 157,021
Collateral given to		Korea Securities Depository	Korea Securities Depository
Reason for collateral		Securities borrowing collateral	Securities borrowing collateral
Other due from banks in local currency
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 25,338	₩ 39,005
Collateral given to		Samsung Securities Co., Ltd. and others	Samsung Securities Co., Ltd. and others
Reason for collateral		Margin deposit for futures or option	Margin deposit for futures or option
Korean treasury and government bonds and others
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 3,008	₩ 42,428
Collateral given to		VI Investment, etc.	Shinhan Investment Corp.
Reason for collateral		Future trading collateral	Collateral for futures transaction
Other due from banks in local currency
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities			₩ 47,805
Collateral given to			Korea Federation of Savings Banks
Reason for collateral			Domestic exchange business
Foreign financial institutions' debt securities
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 126,595	₩ 137,842
Collateral given to		STANDARD BANKLONDON LTD	STANDARD BANK LONDON LTD
Reason for collateral	[1]	Related to bonds sold under repurchase agreements(*)	Related to bonds sold under repurchase agreements
Korean treasury and government bonds and others
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 8,977,748	₩ 8,111,193
Collateral given to		The BOK and others	The BOK and others
Reason for collateral		Settlement risk and others	Settlement risk and others
Foreign financial institutions' debt securities
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 38,995	₩ 40,987
Collateral given to		NATIXIS and others	NATIXIS and others
Reason for collateral	[1]	Related to bonds sold under repurchase agreements(*)	Related to bonds sold under repurchase agreements
Foreign currency loan bonds
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities			₩ 50,088
Collateral given to			Industrial and Commercial Bank of China
Reason for collateral	[1]		Related to bonds sold under repurchase agreements
Foreign financial institutions' debt securities
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 10,375	₩ 14,377
Collateral given to		FHLB ADVANCE and others	Federal Reserve Bank
Reason for collateral		Related to the borrowing limit	Related to the borrowing limit
Other due from banks in foreign currencies
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 1,051,006	₩ 755,177
Collateral given to		Yuanta Securities Korea Co., Ltd., etc.	JPMORGAN CHASE BANK and others
Reason for collateral		Overseas futures option deposit, etc.	Collateral for CSA and others
Korean financial institutions' debt securities and others
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 54,419	₩ 150,496
Collateral given to		KOREA SECURITIES FINANCE CORPORATION	Kookmin bank and others
Reason for collateral		Collateral for securities lending purposes	Related to bonds sold under repurchase agreements	[1]
Korean corporate bonds and others
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 299,161
Collateral given to		Korea Securities Depository
Reason for collateral		Securities borrowing collateral
Mortgage loan
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 2,494,333	₩ 3,190,889
Collateral given to		Public offering	Public offering
Reason for collateral		Related to covered bonds	Related to covered bonds
Korean Capital Contributions And Others Of Financial Assets At Fair Value Through Profit Or Loss Category
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 101
Collateral given to		Korea Software Financial Cooperative
Reason for collateral		Bid guarantee, etc.
Korean financial institutions' debt securities and others
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 5,352	₩ 19,958
Collateral given to		Shinhan Investment Corp.	TIMEFOLIO Co., Ltd.
Reason for collateral		Collateral for futures transaction	Collateral for futures transaction
Korean financial institutions' debt securities and others
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 205,783	₩ 148,961
Collateral given to		Korea Securities Depository	Korea Securities Depository
Reason for collateral		Securities borrowing collateral	Securities borrowing collateral
Premises and Equipment Land and Buildings [Member]
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 5,520	₩ 1,969
Collateral given to		Credit Counselling & Recovery Service and others	Credit Counselling & Recovery Service and others
Reason for collateral		Right to collateral and others	Right to collateral and others

[1]	The Group has the agreements to repurchase the sold assets at the predetermined price or the price that includes the rate of return and to provide the guarantee on the assets. The transferee has the right to sell or to provide as guarantee. Therefore, the Group does not derecognize the assets, but recognizes the relevant amounts as liability (bonds sold under repurchase agreements). The asset is equivalent to a mortgage-backed debt security.